Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Presentation and General Information [Abstract]
List of Subsidiaries
Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight “DWT”	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp.	01/21/2010	—	—	09/30/2011	—
Shipping Rider Co.	09/16/2003	M/T Atlantas II	36,760	04/04/2007	04/26/2006
Canvey Shipmanagement Co.	03/18/2004	M/T Assos	47,872	08/16/2010 04/04/2007	05/17/2006
Centurion Navigation Limited	08/27/2003	M/T Aktoras	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos	36,760	04/04/2007	08/16/2006
Carnation Shipping Company	11/10/2003	M/T Arionas	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company	02/10/2004	M/T Avax	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company	02/11/2004	M/T Atrotos	47,786	03/01/2010 05/08/2007	05/08/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I	47,782	09/28/2007	09/28/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos (1)	12,000	09/24/2007	01/20/2005
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II	51,258	01/29/2008	01/29/2008
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (2)	159,982	03/27/2008	07/31/2007
Forbes Maritime Co.	02/03/2004	M/T Aristofanis (1)	12,000	04/30/2008	06/02/2005
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II	51,226	06/17/2008	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II	51,218	08/20/2008	08/20/2008
Mango Finance Corp.	07/14/2006	M/T Agamemnon II (1)	51,238	04/07/2009	11/24/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II	51,260	04/13/2009	04/10/2009
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis	36,721	06/30/2010	03/29/2006
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011	04/26/2006
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux	149,993	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias	150,393	09/30/2011	—
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis	108,892	12/22/2012	06/22/2012
Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis (2)	51,604	11/28/2013	—
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Miltiadis M II Corp.	08/28/2012	—	—	—	—
Dias Container Carrier S.A.	05/16/2013	M/V CMA CGM Amazon	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V CMA CGM Uruguay	115,639	09/18/2015	09/18/2015
Isiodos Product Carrier S.A.	05/31/2013	M/T Active	50,136	03/31/2015	03/31/2015
Titanas Product Carrier S.A.	05/31/2013	M/T Amadeus	50,108	06/30/2015	06/30/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena	115,639	02/26/2016	02/26/2016
Filonikis Product Carrier S.A.	05/31/2013	M/T Amor	49,999	10/24/2016	09/30/2015
Asterias Crude Carrier S.A.	07/13/2015	M/T Aristaios	113,689	01/17/2018	01/10/2017
Iason Product Carrier S.A.	08/28/2013	M/T Anikitos	50,082	05/04/2018	06/21/2016
Athena SpinCo Inc.(3)	11/14/2018	—	—	—	—
Athena MergerCo 1 Inc.(3)	11/14/2018	—	—	—	—
Athena MergerCo 2 Inc.(3)	11/14/2018	—	—	—	—
Athena MergerCo 3 LLC.(3)	11/14/2018	—	—	—	—
Athena MergerCo 4 LLC (3)	11/14/2018	—	—	—	—
Vessels were disposed in the previous years. Vessels were disposed in 2018 (Note 5). Companies established for the purpose of the agreement between the Partnership and DSS.